Bank loans:	12 Months Ended
Dec. 31, 2025
Bank loans:
Bank loans:

Note 12 - Bank loans:

Mexico:

On October 15, 2021, BBVA Bancomer granted a simple loan in the amount of Ps.2,000,000, which may be used for corporate expenses, with a term of 7 years, maturing in October 2028, at an annual interest rate equivalent to the 28-day TIIE plus an applicable margin of 140 basis points. On January 15, 2024, and April 15, 2024, the Company made payments of Ps.50,000, respectively.

On June 11, 2024, the Company renegotiated its debt with Banco BBVA Bancomer, for amount of Ps.1,750,000 the payment of principal will be made on the new maturity date, at an annual interest rate equivalent to the 28-day TIIE rate plus an applicable margin of 1.35 points, with a maturity on July 11, 2029, and a renegotiated fee of Ps.4,375, the evaluation was carried out to determine if there is a substantial change, the Company concluded the evaluation with no material impact (See Note19.14.1), The effective rate for this loan was calculated taking into account all initial fees, additional costs, and other associated expenses. The resulting annual effective rate is 9.19%.

Applicable margin. - If the net leverage index 1.4x is a) Less than 1.5X, the applicable margin will be 140 basis points, b) Between 1.5X and 2.5X, the applicable margin will be 165 basis points and c) greater than 2.5x, the applicable margin will be 190 basis points.

In terms of the credits in pesos granted by BBVA Bancomer, the Company is obliged to maintain a consolidated leverage level not exceeding 3.5x calculated as a total financial debt between the (operating profit calculated before taxes, interest expenses, plus depreciation plus amortization at consolidated level) EBITDA for the twelve months prior to the end of each quarter and a minimum interest coverage of 3.0x, calculated as EBITDA between the financial expenses associated with the total financial debt for the 12 months before the end of each quarter. During the year the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2024 and 2025, the Consolidated Leverage Ratio calculated under the contract was 0.7x and 1.4x, respectively, which does not exceed the established 3.5x. Meanwhile, the debt coverage ratio as of December 31, 2024 and 2025 was 12.5x and 16.9x, respectively, exceeding the minimum contractual requirement of 3.0x.

As of December 31, 2024 and 2025, the Company must refrain from creating, incurring, assuming or generating the existence of any lien on its property, assets and rights, as well as refrain from assuming obligations of third-party accounts, becoming jointly liable or granting any type of personal or fiduciary real guarantee to guarantee its own obligations or those of third parties that are relevant or may cause a relevant adverse effect on the payment of the credit. During the year, the Company has fulfilled these financial obligations.

On September 29, 2021, the Company acquires a loan with Banco Santander for Ps.2,650,000, maturing on September 28, 2024, subject to one the 28-day TIIE rate plus 1.50 points. On November 29, 2022, the Company makes advance payments of Ps.650.0 million without any penalty. On March 26, 2024, the Company renegotiated its debt with Santander for Ps.675,000, extending the term by one year, to make the payment of the principal on the due date, at an annual interest rate equivalent to the 28-day TIIE rate plus an applicable margin of 1.50 points, with a maturity on September 26, 2025. The evaluation was carried out to determine if there is a substantial change due to such renegotiation and concluded the evaluation with no material impact. The Loan was paid by the Company on September 26, 2025.

On September 26, 2025, the Company entered into a simple revolving credit line agreement with Banco Santander in the amount of Ps. 675,000, with principal repayment due at maturity on September 26, 2027, subject to a one-day TIIEF rate (Backward Looking in arrears, 5-day lookback) plus 1.50 basis points. The resulting annual effective rate is 9.22%.

On November 21, 2025, the Company entered into a current account credit agreement with Banco Santander in the amount of Ps. 3,500,000, with principal repayment due at maturity on February 22, 2026, subject to a one-day TIIEF rate (Backward Looking in arrears, 5-day lookback) plus 0.50 basis points. The loan was drawn down on November 24, 2025, covering a credit opening fee of Ps. 5,250. The Company settled this loan on December 11, 2025.

On December 3, 2025, the Company entered into a simple revolving credit line agreement with Banco Santander in the amount of Ps. 1,000,000, with principal repayment due at maturity on March 4, 2026, subject to a one-day TIIEF rate (Backward Looking in arrears, 5-day lookback) plus 0.50 basis points. The loan was drawn down on December 4, 2025, covering a credit opening fee of Ps. 1,500. The Company settled this loan on December 11, 2025.

In terms of the credit in pesos granted by Santander, the Company is obliged to maintain a leverage level on the last day of each fiscal quarter of no more than 3.5x and a minimum interest coverage ratio of 3.0x, both reasons calculated by the 12 months before each quarter. The calculation for the Leverage Ratio and Interest Coverage Ratio will be performed considering the Company’s share in the income/loss of its subsidiaries and other companies in which it holds interest. During the year 2024 and 2025, the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2024 and 2025, the Leverage Ratio calculated under the contract was 0.7.x and 1.4x, respectively, which does not exceed the 3.5x set. In turn, the Debt Coverage Ratio at December 31, 2024 and 2025 was 12.5x and 12.8x, respectively, covering the minimum required of 3.0x as stated in the contract.

On May 22, 2025, the Company entered into a loan agreement with BBVA México in the amount of Ps. 9,500,000, intended for general corporate use, maturing on May 21, 2027, with principal repayment in a single installment at maturity, subject to a 28-day TIIEF rate plus 1.25 basis points. The loan was drawn down on May 27, 2025, covering a structuring fee of Ps. 26,600 and a credit opening fee of Ps. 6,650. The Company may make early repayments without penalty, provided they exceed Ps. 100,000. The resulting effective annual rate is 8.92%.

Under the terms of the peso-denominated loan granted by BBVA México, the Company is required to maintain the following financial ratios: a net leverage ratio not greater than 3.5x as of the last day of each fiscal quarter, and a minimum interest coverage ratio of 3.0x, both calculated based on the twelve months preceding each quarter. The calculations of the leverage ratio and the interest coverage ratio will be carried out using the Company’s share in the results of its subsidiaries or other entities in which it holds an interest. During fiscal year 2025, the Company has compliedwith these financial covenants at each quarterly measurement date. As of December 31, 2025, the leverage ratio, calculated in accordance with the contract, was 1.4x, which does not exceed/exceeds the established 3.5x. Meanwhile, the debt coverage ratio as of December 31, 2025 was 9.6x, meeting the minimum contractual requirement of 3.0x.

On December 5, 2025, the Company entered into a Senior Credit Agreement with JPMorgan Chase Bank, N.A. in the amount of Ps. 6,390,000, at an annual interest rate equivalent to the 28-day TIIEF plus an applicable margin of 0.75 basis points, maturing in May 2027, covering a negotiation fee of Ps. 16,419 on July 31, 2025, and a credit opening fee of Ps. 22,573 on December 15, 2025.

On November 26, 2025, a negotiation fee of Ps. 119,029 was paid for a loan with JPMorgan in the amount of USD 936,000, which will be allocated to the Playa project.

There are no indication that the Company would have difficulty meeting its financial commitments on the loans for the next twelve months.

Airplan:

On June 1, 2015, the Company acquired a new long-term syndicated loan of COP440,000,000 (Ps.2,897,404) payable in 2027 with a three-year grace period for the payment of principal. The resulting effective annual rate is 14.09%.

The participants of this syndicated loan are:

	Amount
Entity	(thousand of COP)
Bancolombia, S. A.	COP.	150,000,000
Banco Itaú CorpBanca Colombia S.A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A. (1)		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000
(1)	In April 2023, Banco Popular, S. A. transferred the rights to Banco de Bogotá, S. A. of the syndicated loan, through the signing of promissory notes, under the same conditions.

In April 2022, the Company anticipates a capital payment of COP 149,999,914 (Ps.794,510), without any penalty, as follows:

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	51,136,744
Banco Itaú CorpBanca Colombia S.A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914

In April 2024, the Company anticipates a capital payment of COP 100,000,000 (Ps.438,712), without any penalty, as follows:

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	34,090,909
Banco Itaú CorpBanca Colombia S.A.		23,181,818
Banco Davivienda, S. A.		20,454,545
Banco de Bogotá, S. A.		10,227,273
Banco de Occidente, S. A.		8,409,091
Banco AV Villas, S. A.		1,818,182
Servicios Financieros, S. A.		1,818,182
	COP.	100,000,000

Financial obligations

Airplan is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: This consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP 440,000,000 (Ps.2,897,404).

Maintain the capital structure: This addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%. As of December 31, 2024 and 2025, the capital structure ratio was 61.1% and 68.2%, respectively.

Maintain the index of debt coverage: This refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

As of December 31, 2024 and 2025, the Company has complied with the debt coverage indicator, which was 4.4x and 4.0x, respectively.

There are no indication that the Company would have difficulty meeting its financial commitments on the loans for the next twelve months.

Aerostar

On December 30, 2020, Aerostar obtained an unsecured revolving credit line with Banco Popular de Puerto Rico for USD 20,000 (approximately Ps.399,010), for a term of three years and the possibility of making prepayments at any moment during the term of the contract, with interest at Prime rate plus 0.50% and the Company will pay 0.15% for unused credit line, which will be calculated on the average amount of unused principal during the year.

On November 15, 2023, Aerostar renewed the secured revolving credit line with Banco Popular de Puerto Rico of USD 20,000 (Ps.338,380, approximately), with a maturity date December 29, 2026. The interest is calculated at the interest rate that fluctuates between 0.5% and 3.0% plus a default interest rate of 2.0%. Aerostar is required to maintain a debt coverage ratio of 1:00 at the end of each quarter. As of December 31, 2024, the Company did not use the credit line.

On November 26, 2024, Aerostar renewed the secured revolving credit line with Banco Popular de Puerto Rico of USD 10,000 (Ps.207,862 approximately), with a maturity date December 18, 2027. The interest is calculated at the interest rate that fluctuates between 0.75% and 3.0% plus a default interest rate of 2.0%. Aerostar is required to maintain a debt coverage ratio of 1:00 at the end of each quarter. During 2025, the Company has complied with the debt coverage indicator. As of December 31, 2025, the Company did not use the credit line (See Note 20.2).

There are no indication that the Company would have difficulty meeting its financial commitments on the loans for the next twelve months.

As of December 31, 2024, these credit lines have been disposed of as shown as follows.

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2024*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	675,000		—	Ps.	180	Ps.	675,180		—	Ps.	695,344
BBVA Bancomer, S. A.				1,850,000	Ps.	(100,000)		(1,685)		10,310	Ps.	1,738,005		1,803,915
Total México			Ps.	2,525,000	Ps.	(100,000)	Ps.	(1,505)	Ps.	685,490	Ps.	1,738,005	Ps.	2,499,259

Bancolombia, S. A.	COP	23,148,166	Ps.	294,742	Ps.	(149,557)	Ps.	760	Ps.	760	Ps.	145,184	Ps.	110,615
Banco Itaú CorpBanca Colombia S.A.		15,740,196		200,423		(101,701)		516		516		98,722		75,216
Banco Davivienda, S. A.		13,888,400		176,844		(89,737)		455		455		87,107		66,367
Banco de Bogotá, S. A.		6,942,087		88,412		(44,872)		228		228		43,541		33,173
Banco de Occidente, S. A.		5,709,271		72,700		(36,892)		187		187		35,808		27,282
Banco AV Villas, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Servicios Financieros, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Total Airplan	COP	67,897,170	Ps.	864,559	Ps.	(438,712)	Ps.	2,226	Ps.	2,226	Ps.	425,848	Ps.	324,451
			Ps.	3,389,559	Ps.	(538,712)	Ps.	721	Ps.	687,716	Ps.	2,163,853	Ps.	2,823,710

(*)  Foreign currencies expressed in thousands.

At December 31, 2025, these credit lines have been disposed of as shown as follows:

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2025*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	675,000		—	Ps.	820	Ps.	820	Ps.	675,000	Ps.	676,809
Santander, S. A.				675,000	Ps.	(675,000)		—		—		—		—
Santander, S. A.				4,500,000		(4,500,000)		—		—		—		—
BBVA Bancomer, S. A.				1,750,000		—		(2,487)		6,891		1,740,622		1,777,049
BBVA Bancomer, S. A.				9,500,000		—		13,558		36,168		9,477,390		9,644,868
JP Morgan,				6,390,000		—		(127,220)		28,634		6,234,146		6,440,353
Total México			Ps.	23,490,000	Ps.	(5,175,000)	Ps.	(115,329)	Ps.	72,513	Ps.	18,127,158	Ps.	18,539,079

Bancolombia, S. A.	COP	23,147,347	Ps.	141,427	Ps.	—	Ps.	746	Ps.	50,404	Ps.	91,769	Ps.	110,377
Banco Itaú CorpBanca Colombia S.A.		15,740,196		96,171		—		506		34,275		62,402		75,054
Banco Davivienda, S. A.		13,888,400		84,856		—		446		30,242		55,060		66,224
Banco de Bogotá, S. A.		6,942,906		42,422		—		223		15,115		27,530		33,102
Banco de Occidente, S. A.		5,709,271		34,884		—		183		12,431		22,636		27,223
Banco AV Villas, S. A.		1,234,525		7,542		—		40		2,688		4,894		5,887
Servicios Financieros, S. A.		1,234,525		7,542		—		40		2,688		4,894		5,887
Total Airplan	COP	67,897,170	Ps.	414,844	Ps.	—	Ps.	2,184	Ps.	147,843	Ps.	269,185	Ps.	323,754
			Ps.	23,904,844	Ps.	(5,175,000)	Ps.	(113,145)	Ps.	220,356	Ps.	18,396,343	Ps.	18,862,833

(*)  Foreign currencies expressed in thousands.

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps. 605,382. The debt contracted in the original currency (the Colombian peso) plus this fair value adjustment at the date of the business combination, amounted to the following total in thousands of COP 535,125,402 (Ps.3,408,442).

In the fiscal year 2025, the Company maintained loans to finance operations and expansion projects.

The variables used to determine the fair values of loans at December 31, 2025 and 2024 are as follows:

México:

2024 and 2025

●	TIIE and TIIEF 28 days Discount Rate as of December 31, 2024 and 2025.
●	Probability of default of ASUR as of December 31, 2024 and 2025.
●	Default Swaps (CDS) of Mexico as of December 31, 2024 and 2025.

Level 2 of fair value hierarchy at December 31, 2024 and 2025.

Aerostar:

2024 and 2025

●	Yield Spreads to Maturity through the BB-rating curve by “industrials sector” at December 31, 2024 and 2025.

Level 2 of fair value hierarchy at December 31, 2024 and 2025.

Airplan:

2024 and 2025

●	Reference Discount Rate in Colombia as of December 31, 2024 and 2025.
●	Probability of default of ASUR as of December 31, 2024 and 2025.
●	Credit Default Swaps (CDS) of Colombia as of December 31, 2024 and 2025.

Level 2 of fair value hierarchy at December 31, 2024 and 2025.